Document and Entity Information	Mar. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001861123
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Eikon Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43085
Entity Tax Identification Number	84-2807586
Entity Address, Address Line One	230 Harriet Tubman Way
Entity Address, City or Town	Millbrae
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94030
City Area Code	(341)
Local Phone Number	777-0566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EIKN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false